Income tax benefit (expense) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
[custom:IncomeTaxBenefitBasedOnStatutoryTaxRates]	$ (1,289,834)	$ 211,366	$ 0	$ 835,825
[custom:IncomeTaxBenefitBasedOnStatutoryTaxRatesPercentage]	(45.00%)	25.00%	0.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ 1,991,945	$ (66,280)	$ 1,995,622	$ (139,013)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	69.00%	(8.00%)	25.00%	(4.00%)
Nondeductible Expenses	$ (28,965)	$ (42)	$ (127,612)	$ (206)
[custom:NondeductibleExpensesPercentage]	(1.00%)	0.00%	(2.00%)	0.00%
[custom:DerecognitionOfPreviouslyRecognizedTaxBenefit]	$ 0	$ (17,605,113)	$ 0	$ (17,605,113)
[custom:DerecognitionOfPreviouslyRecognizedTaxBenefitPercentage]	0.00%	(2082.00%)	0.00%	(527.00%)
Change In Valuation Allowance And Other	$ (673,146)	$ (145,044)	$ (1,868,010)	$ (696,606)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(23.00%)	(17.00%)	(23.00%)	(21.00%)
Income Tax Examination, Interest Expense	$ (254,326)	$ 0	$ (648,331)	$ 0
[custom:InterestOnIncomeTaxPercentage]	(900.00%)	0.00%	(800.00%)	0.00%
[custom:IncomeTaxExpense]	$ (254,326)	$ (17,605,113)	$ (648,331)	$ (17,605,113)
[custom:IncomeTaxExpensePercentage]	(9.00%)	(2082.00%)	(8.00%)	(527.00%)
Total amount of gross unrecognized tax benefits at beginning of year			$ 16,046,894
Addition for tax positions of prior years					16,046,894
Total amount of gross unrecognized tax benefits at end of period			16,046,894		$ 16,046,894
Deferred income tax assets
Net operating loss carry forwards	$ 1,458,605	$ 43,223,586	1,458,605	43,223,586
Property, Plant and Equipment	(2,518)	(3,410)	(2,518)	(3,410)
Other	45,008	1,615,179	45,008	1,615,179
Total deferred income tax asset	1,501,095	44,835,355	1,501,095	44,835,355
Valuation allowance	(1,021,075)	(44,598,283)	(1,021,075)	(44,598,283)
Deferred income tax assets net of valuation allowance	480,020	237,072	480,020	237,072
Deferred income tax liabilities
Other	(480,020)	(237,072)	(480,020)	(237,072)
Net deferred income tax asset